Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Current deferred costs	$ 27.5	$ 29.3
Non-current deferred costs	21.8	29.4
Total deferred costs	$ 49.3	$ 58.7